Average Annual Total Returns (Crawford Dividend Growth Fund, Class C)	12 Months Ended
May 02, 2011
Return Before Taxes
Average Annual Total Returns
One Year	12.91%
Five Years	1.53%
Since Inception	1.66%
Inception Date	Jan. 27, 2004
Return After Taxes on Distributions
Average Annual Total Returns
One Year	12.28%
Five Years	1.12%
Since Inception	1.29%
Inception Date	Jan. 27, 2004
Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Total Returns
One Year	7.31%
Five Years	1.11%
Since Inception	1.24%
Inception Date	Jan. 27, 2004
S&P 500 Index
Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
One Year	15.09%
Five Years	2.29%
Since Inception	3.45%
Inception Date	Jan. 27, 2004
Russell 1000 Value Index
Average Annual Total Returns
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
One Year	15.51%
Five Years	1.28%
Since Inception	3.63%
Inception Date	Jan. 27, 2004